SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Jun. 30, 2024 ¥ / $	Jun. 30, 2024 £ / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2023 £ / $	Jun. 30, 2023 ¥ / $	Jun. 30, 2023 £ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	7.2672	0.7911	7.0999	0.7847	7.2688	0.7899
Average rate for the period ended	7.2151	0.7904	7.0809	0.8039	6.9294	0.8109